DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Group's VIE information
Cash	¥ 227,004,137		¥ 279,945,942		$ 34,789,906
Short-term investments	745,608,877		310,439,321		114,269,560
Accounts receivable, net	101,320,063		115,228,700		15,527,979
Inventories	142,166,179		178,633,299		21,787,920
Prepayments and other current assets	32,832,088		30,982,131		5,031,738
Total current assets	1,547,898,421		1,311,290,018		237,225,812
Property, plant and equipment, net	199,045,061		150,891,344		30,504,990
Intangible assets, net	5,607,101		7,779,749		859,326
Land use right, net	48,835,120		34,355,936		7,484,310
Deferred income tax assets	14,593,376				2,236,533
Other non-current assets	30,830,304		6,522,561		4,724,951
Total assets	1,846,809,383		1,510,839,608		283,035,922
Short-term bank borrowings	180,000,000		217,394,132		27,586,207
Accounts payable	395,826,435		258,988,264		60,663,055
Income taxes payable	14,555,094		3,013,805		2,230,666
Advances from customers	40,062,189		7,478,309		6,139,799
Deferred revenue - current	21,155,634		31,105,700		3,242,243
Accrued expenses and other current liabilities	171,657,604		175,533,397		26,307,679
Total current liabilities	823,256,956		693,513,607		126,169,649
Deferred revenue - non current	4,176,458		2,171,033		640,070
Deferred income tax liability	1,109,479		1,265,780		170,035
Other non-current liabilities	24,892,246		22,358,968		3,814,905
Total liabilities	853,435,139		719,309,388		$ 130,794,659
Revenues	2,444,328,764	$ 374,609,772	2,076,289,101	¥ 1,477,781,304
Net income (loss)	168,652,466	25,847,122	190,084,771	(349,027,476)
Net cash provided by operating activities	465,598,711	71,356,124	178,680,435	8,569,117
Net cash used in investing activities	(535,231,611)	(82,027,833)	(467,889,241)	(103,589,651)
Net cash provided by (used in) financing activities	(13,163,686)	(2,017,423)	35,282,416	555,382,588
Effect of foreign currency exchange rate changes on cash	(23,332,213)	(3,575,818)	7,206,098	6,074,726
Net increase in cash	(106,128,799)	(16,264,950)	(246,720,292)	466,436,780
Cash and restricted cash at the beginning of the year	501,602,013	76,873,872	748,322,305	281,885,525
Cash and restricted cash at the end of the year	395,473,214	$ 60,608,922	501,602,013	748,322,305
VIE
Group's VIE information
Cash	105,849,594		93,548,349
Short-term investments	696,596,203		310,439,321
Accounts receivable, net	101,320,063		115,228,700
Inventories	140,603,108		178,476,473
Prepayments and other current assets	29,433,890		18,613,814
Amounts due from intercompany	5,729,053		4,303,778
Total current assets	1,079,531,911		720,610,435
Property, plant and equipment, net	195,808,280		148,937,701
Intangible assets, net	1,747,615		1,962,530
Land use right, net	48,835,120		34,355,936
Deferred income tax assets	14,593,376
Other non-current assets	30,830,304		5,961,241
Total assets	1,371,346,606		911,827,843
Short-term bank borrowings	180,000,000		217,394,132
Accounts payable	395,826,435		258,988,264
Amounts due to intercompany	420,647,145		306,137,760
Income taxes payable	14,355,462		3,013,805
Advances from customers	38,817,881		7,478,309
Deferred revenue - current	21,155,634		31,105,700
Accrued expenses and other current liabilities	160,532,008		164,442,316
Total current liabilities	1,231,334,565		988,560,286
Deferred revenue - non current	4,176,458		2,171,033
Deferred income tax liability	1,109,479		1,265,780
Other non-current liabilities	24,892,246		22,358,968
Total liabilities	1,261,512,748		1,014,356,067
Revenues	2,500,023,611		2,115,501,618	1,477,593,628
Net income (loss)	175,070,451		196,473,033	(294,156,973)
Net cash provided by operating activities	570,195,979		284,907,333	14,379,166
Net cash used in investing activities	(518,734,956)		(319,696,832)	(74,333,070)
Net cash provided by (used in) financing activities	(37,394,132)		37,416,129	78,199,492
Effect of foreign currency exchange rate changes on cash	(1,765,646)		198,466	684,791
Net increase in cash	12,301,245		2,825,096	18,930,379
Cash and restricted cash at the beginning of the year	93,548,349		90,723,253	71,792,874
Cash and restricted cash at the end of the year	¥ 105,849,594		¥ 93,548,349	¥ 90,723,253